Recently Issued Accounting Standards, Not Yet Adopted	12 Months Ended
Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Recently Issued Accounting Standards, Not Yet Adopted
(4)	RECENTLY ISSUED ACCOUNTING STANDARDS, NOT YET ADOPTED

Balance Sheet (ASC 210)

The FASB issued new disclosure requirements for derivatives that will include information about the gross exposures of the instruments and the net exposure of the instruments under contractual netting arrangements, how the exposures are presented in the financial statements, and the terms and conditions of the contractual netting arrangements. The new disclosures are effective beginning with PHI’s March 31, 2013 consolidated financial statements. PHI does not expect this guidance to have a material impact on its consolidated financial statements.

Comprehensive Income (ASC 220)

In February 2013, the FASB issued new disclosure requirements for reclassifications from accumulated other comprehensive income. The new disclosure requirements are effective for PHI beginning with its March 31, 2013 consolidated financial statements and will require PHI to present additional information about its reclassifications from accumulated other comprehensive income in a single footnote or on the face of its consolidated financial statements. The additional information required to be disclosed will include a presentation of the components of accumulated other comprehensive income that have been reclassified by source (e.g., commodity derivatives), and the income statement line item (e.g., Fuel and purchased energy) affected by the reclassification. PHI does not expect this guidance to have a material impact on its consolidated financial statements.